UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-9299

Name of Fund:  Merrill Lynch Disciplined Equity Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief
     Executive Officer, Merrill Lynch Disciplined Equity Fund,
     Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 05/31/05

Date of reporting period: 12/01/04 - 2/28/05

Item 1 - Schedule of Investments


Merrill Lynch Disciplined Equity Fund, Inc.

Schedule of Investments as of February 28, 2005                                                           (in U.S. dollars)


Country             Industry*                 Shares Held   Common Stocks                                             Value
Australia - 2.3%    Metals & Mining - 2.3%         26,000   BHP Billiton Ltd. (a)                             $     799,760

                                                            Total Common Stocks in Australia                        799,760


Bermuda - 1.3%      Insurance - 1.3%               10,000   ACE Ltd.                                                444,600

                                                            Total Common Stocks in Bermuda                          444,600


Brazil - 1.2%       Metals & Mining - 1.2%         12,000   Cia Vale do Rio Doce (a)                                420,000

                                                            Total Common Stocks in Brazil                           420,000


Canada - 1.4%       Oil & Gas - 1.4%                7,000   EnCana Corp.                                            468,230

                                                            Total Common Stocks in Canada                           468,230


Finland - 0.4%      Communications                  9,000   Nokia Oyj (a)                                           145,260
                    Equipment - 0.4%

                                                            Total Common Stocks in Finland                          145,260


France - 1.1%       Oil & Gas - 1.1%                3,200   Total SA (a)                                            381,440

                                                            Total Common Stocks in France                           381,440


Israel - 0.4%       Software - 0.4%                 6,000   Check Point Software Technologies (b)                   132,780

                                                            Total Common Stocks in Israel                           132,780


Sweden - 0.3%       Communications                  3,600   Telefonaktiebolaget LM Ericsson (a)(b)                  105,516
                    Equipment - 0.3%

                                                            Total Common Stocks in Sweden                           105,516


United Kingdom -    Pharmaceuticals - 0.6%          4,000   GlaxoSmithKline Plc (a)                                 192,880
0.6%

                                                            Total Common Stocks in the United Kingdom               192,880


United States -     Aerospace & Defense - 2.2%      6,000   Boeing Co.                                              329,820
87.5%                                               4,500   Northrop Grumman Corp.                                  238,050
                                                    5,000   Raytheon Co.                                            191,200
                                                                                                              -------------
                                                                                                                    759,070

                    Air Freight &                  13,600   EGL, Inc. (b)                                           431,800
                    Logistics - 1.2%

                    Capital Markets - 5.2%          4,000   The Bear Stearns Cos., Inc.                             398,000
                                                    4,000   Goldman Sachs Group, Inc.                               435,200
                                                    4,000   Lehman Brothers Holdings, Inc.                          364,720
                                                   10,300   Morgan Stanley                                          581,641
                                                                                                              -------------
                                                                                                                  1,779,561

                    Commercial Banks - 2.9%        12,000   Bank of America Corp.                                   559,800
                                                    8,300   Wachovia Corp.                                          439,983
                                                                                                              -------------
                                                                                                                    999,783

                    Commercial Services &           2,000   Apollo Group, Inc. Class A (b)                          147,280
                    Supplies - 3.0%                13,000   Career Education Corp. (b)                              443,950
                                                   15,000   Robert Half International, Inc.                         437,550
                                                                                                              -------------
                                                                                                                  1,028,780

                    Communications                  7,600   Cisco Systems, Inc. (b)                                 132,392
                    Equipment - 2.9%               27,800   Corning, Inc. (b)                                       318,866
                                                   26,000   Motorola, Inc.                                          407,160
                                                    3,900   Qualcomm, Inc.                                          140,829
                                                                                                              -------------
                                                                                                                    999,247

                    Computers &                     5,000   Avid Technology, Inc. (b)                               334,500
                    Peripherals - 6.5%             35,000   Brocade Communications Systems, Inc. (b)                217,000
                                                   10,200   Dell, Inc. (b)                                          408,918
                                                   18,000   Hewlett-Packard Co.                                     374,400
                                                    4,000   International Business Machines Corp.                   370,320
                                                    2,900   Lexmark International, Inc. Class A (b)                 232,377
                                                    5,000   NCR Corp. (b)                                           194,950
                                                   25,000   Sun Microsystems, Inc. (b)                              105,500
                                                                                                              -------------
                                                                                                                  2,237,965

                    Consumer Finance - 0.7%         3,000   Capital One Financial Corp.                             230,040

                    Diversified Financial          20,300   Citigroup, Inc.                                         968,716
                    Services - 2.8%

                    Diversified Telecommunication   6,100   Verizon Communications, Inc.                            219,417
                    Services - 0.6%

                    Electrical                      1,800   Rockwell Automation, Inc.                               111,870
                    Equipment - 0.3%

                    Electronic Equipment &          5,800   FLIR Systems, Inc. (b)                                  181,250
                    Instruments - 0.5%

                    Energy Equipment &              6,300   BJ Services Co. (e)                                     314,748
                    Services - 1.5%                 2,500   Schlumberger Ltd.                                       188,625
                                                                                                              -------------
                                                                                                                    503,373

                    Food & Staples                  5,500   Costco Wholesale Corp.                                  256,245
                    Retailing - 1.3%                4,000   Wal-Mart Stores, Inc.                                   206,440
                                                                                                              -------------
                                                                                                                    462,685

                    Health Care Equipment &         8,000   Becton Dickinson & Co.                                  478,000
                    Supplies - 1.4%

                    Health Care Providers &         3,500   Aetna, Inc.                                             511,070
                    Services - 4.6%                 6,000   UnitedHealth Group, Inc.                                546,960
                                                    4,300   WellPoint, Inc. (b)                                     524,858
                                                                                                              -------------
                                                                                                                  1,582,888

                    Hotels, Restaurants &           4,000   Carnival Corp.                                          217,520
                    Leisure - 4.1%                 16,000   Hilton Hotels Corp.                                     336,960
                                                    6,500   Marriott International, Inc. Class A                    416,650
                                                   10,000   McDonald's Corp.                                        330,800
                                                    1,800   Starwood Hotels & Resorts Worldwide, Inc.               103,032
                                                                                                              -------------
                                                                                                                  1,404,962

                    Household Durables - 3.9%       2,000   Black & Decker Corp.                                    165,840
                                                      200   NVR, Inc. (b)                                           158,450
                                                    6,000   Pulte Homes, Inc.                                       468,120
                                                    4,000   Ryland Group, Inc.                                      278,200
                                                    3,000   Toll Brothers, Inc. (b)                                 264,150
                                                                                                              -------------
                                                                                                                  1,334,760

                    Household Products - 0.8%       5,000   Procter & Gamble Co.                                    265,450

                    IT Services - 0.9%              4,400   Automatic Data Processing, Inc.                         189,024
                                                    6,000   Electronic Data Systems Corp.                           127,800
                                                                                                              -------------
                                                                                                                    316,824

                    Industrial                      6,400   3M Co.                                                  537,216
                    Conglomerates - 4.5%           12,700   General Electric Co.                                    447,040
                                                   17,300   Tyco International Ltd.                                 579,204
                                                                                                              -------------
                                                                                                                  1,563,460

                    Insurance - 3.7%                8,000   The Allstate Corp.                                      429,440
                                                    6,200   Hartford Financial Services Group, Inc.                 446,090
                                                    3,500   Metlife, Inc.                                           143,640
                                                    5,000   W.R. Berkley Corp.                                      256,800
                                                                                                              -------------
                                                                                                                  1,275,970

                    Machinery - 2.6%                5,000   Danaher Corp.                                           270,850
                                                    5,000   Deere & Co.                                             355,550
                                                    3,400   Paccar, Inc.                                            255,884
                                                                                                              -------------
                                                                                                                    882,284

                    Media - 0.9%                   30,600   Liberty Media Corp. Class A (b)                         310,284

                    Metals & Mining - 1.4%          4,500   Phelps Dodge Corp.                                      479,025

                    Multiline Retail - 1.0%         8,000   JC Penney Co., Inc. Holding Co.                         355,920

                    Office Electronics - 1.2%      27,000   Xerox Corp. (b)                                         421,200

                    Oil & Gas - 9.8%                2,700   Apache Corp.                                            169,776
                                                    2,500   ConocoPhillips                                          277,225
                                                   13,400   Devon Energy Corp.                                      626,986
                                                   24,900   Exxon Mobil Corp.                                     1,576,419
                                                   10,200   Occidental Petroleum Corp.                              716,754
                                                                                                              -------------
                                                                                                                  3,367,160

                    Paper & Forest                  2,500   Weyerhaeuser Co.                                        167,325
                    Products - 0.5%

                    Pharmaceuticals - 3.0%          5,200   Bristol-Myers Squibb Co.                                130,156
                                                    9,000   Johnson & Johnson                                       590,400
                                                   12,000   Pfizer, Inc.                                            315,480
                                                                                                              -------------
                                                                                                                  1,036,036

                    Real Estate - 0.5%              9,000   Friedman Billings Ramsey Group, Inc. Class A            166,950

                    Road & Rail - 1.3%              1,900   Burlington Northern Santa Fe Corp.                       95,513
                                                   10,000   Norfolk Southern Corp.                                  358,900
                                                                                                              -------------
                                                                                                                    454,413

                    Semiconductors &               11,000   Intel Corp.                                             263,780
                    Semiconductor
                    Equipment - 0.8%

                    Software - 3.0%                34,000   Microsoft Corp.                                         856,120
                                                   13,000   Oracle Corp. (b)                                        167,830
                                                                                                              -------------
                                                                                                                  1,023,950

                    Specialty Retail - 1.4%         2,000   American Eagle Outfitters                               108,260
                                                   11,900   Staples, Inc.                                           375,088
                                                                                                              -------------
                                                                                                                    483,348

                    Thrifts & Mortgage             11,000   Countrywide Financial Corp.                             382,250
                    Finance - 4.6%                  9,000   Doral Financial Corp.                                   356,940
                                                    5,000   Fannie Mae                                              292,300
                                                    5,500   Freddie Mac                                             341,000
                                                    3,200   Golden West Financial Corp.                             198,048
                                                                                                              -------------
                                                                                                                  1,570,538

                                                            Total Common Stocks in the United States             30,118,084

                                                            Total Common Stocks (Cost - $25,562,457) - 96.5%     33,208,550


                                               Beneficial
                                                 Interest   Short-Term Securities
                                             $    319,300   Merrill Lynch Liquidity Series, LLC Money Market
                                                            Series (c)(d)                                           319,300

                                                            Total Short-Term Securities
                                                            (Cost - $319,300) - 0.9%                                319,300

                                                            Total Investments (Cost - $25,881,757**) - 97.4%     33,527,850
                                                            Other Assets Less Liabilities - 2.6%                    883,495
                                                                                                              -------------
                                                            Net Assets - 100.0%                               $  34,411,345
                                                                                                              =============

  * For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by
    Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

 ** The cost and unrealized appreciation (depreciation) of investments as of February 28, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                  $    26,263,402
                                                    ===============
    Gross unrealized appreciation                   $     7,603,223
    Gross unrealized depreciation                         (338,775)
                                                    ---------------
    Net unrealized appreciation                     $     7,264,448
                                                    ===============

(a) Depositary Receipts.

(b) Non-income producing security.

(c) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940)
    were as follows:

                                                                  Interest/
                                                                   Dividend
     Affiliate                                  Net Activity        Income

     Merrill Lynch Liquidity Series,
       LLC Cash Sweep Series I                 $   (496,165)      $   9,819
     Merrill Lynch Liquidity Series,
       LLC Money Market Series                 $    (45,199)      $      32
     Merrill Lynch Premier Institutional
       Fund                                        (121,501)      $       2


(d) Security was purchased with the cash proceeds from securities loans.

(e) Security, or a portion of security, is on loan.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Disciplined Equity Fund, Inc.


By:    /s/Robert C. Doll, Jr.
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Disciplined Equity Fund, Inc.


Date: April 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/Robert C. Doll, Jr.
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Disciplined Equity Fund, Inc.


Date: April 22, 2005


By:    /s/ Donald C. Burke
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Disciplined Equity Fund, Inc.


Date: April 22, 2005